Trade Accounts Receivable, Net - Additional Information (Detail) - PEN (S/) S/ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Accounts Receivable [line items]
Discount rate under discounted cash flows method	6.33%	7.14%
Financial assets neither past due nor impaired [member] | Maturity Greater Than Thirty One Days [member]
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	S/ 160.8	S/ 221.8
Financial assets impaired [member]
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	0.7	3.1
CAM Holding S.p.A. [Member]
Disclosure Of Accounts Receivable [line items]
Collection rights	85.0
GyM Ferrovias SA. [member]
Disclosure Of Accounts Receivable [line items]
Collection rights	355.0	68.0
GMD SA [member]
Disclosure Of Accounts Receivable [line items]
Collection rights		49.0
GMI SA [member]
Disclosure Of Accounts Receivable [line items]
Collection rights	20.0	19.0
CONCARSA [member]
Disclosure Of Accounts Receivable [line items]
Collection rights	53.0	13.0
Survial [member]
Disclosure Of Accounts Receivable [line items]
Collection rights	31.0	12.0
CAM Servicios del Peru SA [member]
Disclosure Of Accounts Receivable [line items]
Collection rights	21.0	11.0
At fair value [member]
Disclosure Of Accounts Receivable [line items]
Non current receivables	S/ 835.0	S/ 606.0